Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income / (loss)		$ 42,366	$ 17,797	$ (85,276)
Adjustments to reconcile net income / (loss) to net cash flows from operating activities:
Unrealized foreign currency translation losses		457	466	2,762
Depreciation expense		5,075	5,089	5,152
Amortization of intangible assets		8,751	7,835	9,287
Stock based compensation expense		4,289	574	861
Interest and penalties		(65)	1,494	2,439
Income taxes		5,507	3,846	8,340
Allowance for doubtful accounts		818	2,548	2,142
(Recovery) / Provision for contingencies		(603)	526	10,347
Changes in assets and liabilities, net of non-cash transactions:
(Increase) / Decrease in accounts receivable, net of allowances		(85,383)	(71,389)	(22,834)
(Increase) / Decrease Related party receivables		(3,013)	(293)	(1,947)
(Increase) / Decrease in other assets and prepaid expenses		(10,090)	3,591	(8,030)
Increase / (Decrease) in accounts payable and accrued expenses		22,363	(13,895)	22,689
Increase / (Decrease) in travel suppliers payable		78,835	(20,121)	(15,079)
Increase / (Decrease) in other liabilities		(12,323)	10,440	(19,835)
Increase / (Decrease) in contingencies		(12,183)	618	1,170
Increase / (Decrease) in related party liabilities		13,964	13,210	57,797
Increase / (Decrease) in deferred revenue		2,461	(5,628)	5,766
Net cash flows provided by / (used in) operating activities		61,226	(43,292)	(24,249)
Cash flows from investing activities:
Sales of short-term investments			40,013
Payments for short-term investments				(40,013)
Acquisition of property and equipment		(8,746)	(4,419)	(7,085)
Increase of intangible assets, including internal-use software and website development		(12,929)	(12,159)	(13,552)
(Increase) / Decrease in restricted cash and cash equivalents		3,414	(9,051)	(20,336)
Net cash flows (used in) / provided by investing activities		(18,261)	14,384	(80,986)
Cash flows from financing activities:
Increase in loans and other financial liabilities		30,159	10,142	1,200
Decrease in loans and other financial liabilities		(29,574)	(5,000)
Proceeds from issuance of shares (1)	[1]	253,529		267,593
Repurchase of common stocks (2)	[2]			(45,000)
Loans received (2)	[2]			25,000
Payments of loans (2)	[2]			(50,000)
Net cash flows provided by financing activities		254,114	5,142	198,793
Effect of exchange rate changes on cash and cash equivalents		(2,034)	(2,382)	(12,478)
Net increase / (decrease) in cash and cash equivalents		295,045	(26,148)	81,080
Cash and cash equivalents as of beginning of the year		75,968	102,116	21,036
Cash and cash equivalents as of end of the period		371,013	75,968	102,116
Supplemental cash flow information
Cash paid for income tax		18,455	6,111	16,316
Interest paid		$ 942	$ 684	$ 1,519

[1]	Net of issuance costs paid of $ 21,530 and $ 2,470 as of December 31, 2017 and 2015, respectively. See note 14
[2]	See note 14.